Basis of preparation and presentation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation and presentation of the consolidated financial statements [Abstract]
Schedule of Subsidiaries

As of December 31, 2020, and 2019, the subsidiaries of Grupo Simec, S.A.B. de C.V. included in the consolidation are the following:

	Percentage of equity owned
Subsidiaries established in Mexico:	2 0 2 0	2 0 1 9
Compañía Siderúrgica de Guadalajara, S.A. de C.V.	99.99%	99.99%
Arrendadora Simec, S.A. de C.V.	100.00%	100.00%
Simec International, S.A. de C.V.	100.00%	100.00%
Compañía Siderúrgica del Pacifico, S.A. de C.V.	99.99%	99.99%
Coordinadora de Servicios Siderúrgicos de Calidad, S.A. de C.V. (8)	100.00%	100.00%
Industrias del Acero y del Alambre, S.A. de C.V.	99.99%	99.99%
Procesadora Mexicali, S.A. de C.V.	99.99%	99.99%
Servicios Simec, S.A. de C.V.	100.00%	100.00%
Sistemas de Transporte de Baja California, S.A. de C.V.	100.00%	100.00%
Operadora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V. (8)	100.00%	100.00%
Operadora de Metales, S.A. de C.V. (8)	100.00%	100.00%
Administradora de Servicios Siderúrgicos de Tlaxcala, S.A. de C.V.	100.00%	100.00%
CSG Comercial, S.A. de C.V.	99.95%	99.95%
Operadora de Servicios de la Industria Siderúrgica ICH, S.A. de C.V.	100.00%	100.00%
Corporación Aceros DM, S.A. de C.V. and subsidiaries (1)	100.00%	100.00%
Acero Transportes San, S.A. de C.V. (1)	100.00%	100.00%
Simec Acero, S.A. de C.V.	100.00%	100.00%
Corporación ASL, S. A. de C.V.	99.99%	99.99%
Simec International 6, S.A. de C.V. (8)	100.00%	100.00%
Simec International 7, S.A. de C.V.	99.99%	99.99%
Simec International 9, S.A.P.I. de C.V.	100.00%	100.00%
Corporativos G&DL, S.A. de C.V. (8)	100.00%	100.00%
Orge, S.A. de C.V.	99.99%	99.99%
Siderúrgica del Occidente y Pacifico, S.A. de C.V.	100.00%	100.00%
RRLC, S.A.P.I. de C.V.	95.10%	95.10%
Grupo Chant, S.A.P.I. de C.V.	97.61%	97.61%
Aceros Especiales Simec Tlaxcala, S.A. de C.V.	100.00%	100.00%
Gases Industriales de Tlaxcala, S.A. de C.V.	100.00%	100.00%
GSIM de Occidente S.A. de C.V.	100.00%	100.00%
Fundiciones de Acero Estructural, S.A. de C.V.	100.00%	100.00%
Siderúrgicos Noroeste, S.A. de C.V. (9)	100.00%	100.00%
Simec Siderúrgico, S.A. de C.V. (10)	100.00%	100.00%

Subsidiaries established in foreign countries:
SimRep Corporation and Subsidiaries (3) (4) (5)	99.41%	99.41%
Pacific Steel, Inc. (4)	100.00%	100.00%
Pacific Steel Projects, Inc. (4)	100.00%	100.00%
Simec Steel, Inc. (4)	100.00%	100.00%
Simec USA, Corp. (4)	100.00%	100.00%
Undershaft Investments, NV. (6)	100.00%	100.00%
GV do Brasil Industria e Comercio de Aço LTDA (7)	100.00%	100.00%
Companhia Siderurgica do Espiritu Santo S.A. (10) (7)	100.00%	100.00%
GS Steel B.V. (2)	Liquidated	Liquidated

(1)	Companies located in San Luis Potosi. For purposes of this report constitute the “Grupo San”.
(2)	Company established in Netherlands.
(3)	ICH owns 0.59% of the shares in this company at December 31, 2020.
(4)	Companies established in the United States of America, except a subsidiary of SimRep which is established in Canada.
(5)	SimRep as an individual company has no significant operations or assets, except for its investment in Republic Steel. For purposes of this report, these companies are named “Republic”.
(6)	Company established in Curaçao.
(7)	Companies established in Brazil.
(8)	Companies that have lost the entire capital stock, except Operadora de Metales, S.A. de C.V. and Corporativos G&DL, S.A. de C.V. which only have lost 2/3 of their capital stock.
(9)	Company incorporated in 2017.
(10)	Company incorporated in 2018.

Schedule of Relevant Exchange Rates Used

Relevant exchange rates used in the conversion of the financial statements of foreign subsidiaries were as follows (Mexican pesos per one U.S. dollar):

Current exchange rate as of December 31, 2020	19.95
Current exchange rate as of December 31, 2019	18.87

Average exchange rate for the year ended December 31, 2020 (*)	21.49
Average exchange rate for the year ended December 31, 2019 (*)	19.26

Current exchange rate as of May, 14, 2021	20.094

(*)	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.

Schedule of Estimated Useful Lives of Assets

The initial estimated useful lives of the Company’s main assets are as follows:

Years

Buildings	10 to 65
Machinery and equipment	5 to 40
Transportation equipment	4
Furniture, chattels and computer equipment	3 to 10